Overview and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2019 employee	Jan. 01, 2018 USD ($)	Sep. 30, 2019 USD ($) employee segment	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) mi² employee customer generating_facility	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) mi² segment customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Other Investments								$ 0.2	$ 0.3
Cash and Cash Equivalents, at Carrying Value			$ 36.8		$ 36.8			90.5	24.5
Restricted Cash and Cash Equivalents, Current			$ 17.6		$ 17.6			21.2	0.4
Capitalized Software, estimated amortization expense for year after next								$ 3.2
Number of reportable segments | segment			1					1
Service area, square miles | mi²								6,000
Entity number of employees | employee			653		653
Capitalized interest for unregulated generation property								$ 0.5	$ 1.7	$ 2.1
Straight-line depreciation average annual composite basis (percent)								4.30%	5.00%	6.10%
Depreciation and amortization			$ 17.7	$ 19.7	$ 54.1	$ 58.8		$ 73.1	$ 76.1	$ 73.6
Insurance and claims costs								4.1	3.0
Insurance costs below coverage thresholds of third-party providers								$ 4.3	4.4
Percentage Of Employees Under Collective Bargaining Agreement					57.00%
Finite-Lived Intangible Asset, Useful Life								7 years
Capitalized Computer Software, Amortization								$ 6.6	5.7	6.6
Capitalized Software, estimated amortization over remaining useful life								15.0
Capitalized Software, estimated amortization expense for next twelve months								4.2
Capitalized Software, estimated amortization expense for three years in the future								3.0
Capitalized Software, estimated amortization expense for four years in the future								2.6
Capitalized Software, estimated amortization expense for five years in the future								2.0
AOCI reclassed to Retained Earnings before tax		$ 1.6
AOCI reclassed to Retained Earnings, net of tax		$ 1.0						(1.0)
Restricted Cash and Cash Equivalents			54.4	87.4	$ 54.4	87.4		$ 111.7	24.9	54.6	$ 80.3
Public Utilities, Property, Plant and Equipment, Generation or Processing			$ 0.0		$ 0.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Number Of Generating Facilities | generating_facility					1
Approximate number of retail customers | customer					524,000			525,000
Service area, square miles | mi²					6,000			6,000
Entity number of employees | employee			642		642
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Significant Accounting Policies [Line Items]
Note payable to trust			$ 15.6		$ 15.6			$ 15.6	15.6
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee	659
Employees under collective bargaining agreement (percent)	57.00%
Subsequent Event [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee	647
Electric Generation, Transmission and Distribution Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation and amortization								66.5	70.4	67.0
Pension [Member]
Significant Accounting Policies [Line Items]
Service cost			0.9	1.5	2.7	4.5		6.1	5.7	5.7
Interest cost			3.7	$ 3.4	11.2	10.3		13.8	14.2	14.7
Pension [Member] | Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Service cost							$ 5.4
Accounting Standards Update 2016-13 [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current			$ 70.2		$ 70.2
Adjustments for New Accounting Pronouncement [Member]
Significant Accounting Policies [Line Items]
Non-service Pension Costs									2.2	3.2
Increase (Decrease) in Restricted Cash									$ 27.1	$ (11.8)
AOCI reclassed to Retained Earnings before tax						1.6		1.6
AOCI reclassed to Retained Earnings, net of tax						$ 1.0		$ 1.0